Income Taxes - Schedule of Cumulative Net Operating Loss of Major Tax Jurisdictions and the Year of Expiration (Details) $ in Thousands	Dec. 31, 2025 USD ($)
PRC [Member]
Schedule of Cumulative Net Operating Loss of Major Tax Jurisdictions and the Year of Expiration [Line Items]
Tax Jurisdiction, Amount	$ 183,428
Hong Kong [Member]
Schedule of Cumulative Net Operating Loss of Major Tax Jurisdictions and the Year of Expiration [Line Items]
Tax Jurisdiction, Amount	36,513
Australia [Member]
Schedule of Cumulative Net Operating Loss of Major Tax Jurisdictions and the Year of Expiration [Line Items]
Tax Jurisdiction, Amount	21,413
Singapore [Member]
Schedule of Cumulative Net Operating Loss of Major Tax Jurisdictions and the Year of Expiration [Line Items]
Tax Jurisdiction, Amount	5,505
United States [Member]
Schedule of Cumulative Net Operating Loss of Major Tax Jurisdictions and the Year of Expiration [Line Items]
Tax Jurisdiction, Amount	8,670
Others [Member]
Schedule of Cumulative Net Operating Loss of Major Tax Jurisdictions and the Year of Expiration [Line Items]
Tax Jurisdiction, Amount